Financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Summary of Financial Assets and Liabilities

The following table shows the carrying amounts and fair values of financial assets and financial liabilities.

	Accounting category		Book value on the statement of financial position	Fair Value
2016	Fair value through profit and loss	Amortized cost
	$ in thousands
Financial assets
Non-current financial assets	—	691	691	691
Trade receivables	—	3,627	3,627	3,627
Subsidies receivables	—	8,723	8,723	8,723
Current financial assets	36,592	—	36,592	36,592
Cash and cash equivalents	254,568	—	254,568	254,568

Total financial assets	291,159	13,042	304,201	304,201

Financial liabilities
Non-current financial liabilities	—	30	30	30
Current financial liabilities	1,692	38	1,730	1,730
Trade payables	—	9,722	9,722	9,722
Other current liabilities	—	5,196	5,196	5,196

Total financial liabilities	1,692	14,986	16,678	16,678

	Accounting category		Book value on the statement of financial position	Fair Value
2017	Fair value through profit and loss	Amortized cost
	$ in thousands
Financial assets
Non-current financial assets	—	1,004	1,004	1,004
Trade receivables	—	2,753	2,753	2,753
Subsidies receivables	—	9,524	9,524	9,524
Current financial assets	40,602	—	40,602	40,602
Cash and cash equivalents	256,380	—	256,380	256,380

Total financial assets	296,982	13,281	310,263	310,263

Financial liabilities
Non-current financial liabilities	—	13	13	13
Current financial liabilities	—	21	21	21
Trade payables	—	9,460	9,460	9,460
Other current liabilities	—	6,570	6,570	6,570

Total financial liabilities	—	16,064	16,064	16,064

Summary of Derivative Financial Instruments

As of December 31, 2016, we held the following derivative financial instruments, denominated in US dollars:

2016	Notional	Fair Value	Maturity
	$ in thousands
USD forward sale contracts	44,914	(1,776)	2017 to 2018
USD forward purchase contracts	—	—	—

Total derivative financial instruments		(1,776)

of which :
Derivative financial assets		—
Derivative financial liabilities		(1,776)

As of December 31, 2017, we held the following derivative financial instruments, denominated in US dollars:

2017	Notional	Fair Value	Maturity
	$ in thousands
USD forward sale contracts	18,775	558	2018
USD forward purchase contracts	—	—	—

Total derivative financial instruments		558

of which :
Derivative financial assets		558
Derivative financial liabilities		—